Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENTCIES

NOTE 9 – COMMITMENTS

Leases

Omagine leases its executive office in New York, New York under a ten-year lease entered into in February 2003 and extended in March 2013 and which lease now expires on December 31, 2015. LLC leases office space in Muscat, Oman from an unaffiliated third party under a one year prepaid lease commenced in January 2014 and providing for an annual rental of $35,880. The Company’s rent expense for the six months ended June 30, 2014 and 2013 was $76,989 and $68,212, respectively.

At June 30, 2014, the future minimum lease payments under non-cancelable operating leases (unaudited) were as follows:

Year Ending June 30,
2015	$102,878
2016	51,438
Total	$154,316

Employment Agreements

The Company presently has no employment agreements with any person.

Pursuant to a prior employment agreement, Omagine was obligated to employ its President and Chief Executive Officer at an annual base salary of $125,000 plus an additional amount based on a combination of net sales and earnings before taxes. Provided LLC signs the Development Agreement with the Government of Oman for the Omagine Project, Omagine plans to enter into a new employment agreement with its President although the terms of such employment agreement have not yet been determined. For the six months ended June 30, 2014 and for the year ended December 31, 2013, Omagine has continued to accrue salary payable to its President on the basis of an annual salary of $125,000 and on April 24, 2014, Omagine paid its President $187,691 of such accrued officers payroll. At June 30, 2014 and December 31, 2013, Omagine had unpaid accrued officer’s compensation due to its President of $247,964 and $398,154, respectively.

Pursuant to a prior employment agreement, Omagine was obligated to employ its Vice-President and Secretary at an annual base salary of $100,000. Provided LLC signs the Development Agreement with the Government of Oman for the Omagine Project, Omagine plans to enter into a new employment agreement with its Vice-President although the terms of such employment agreement have not yet been determined. For the six months ended June 30, 2014 and for the year ended December 31, 2013, Omagine partially paid and partially accrued officers’ compensation to its Vice President on the basis of an annual salary of $100,000. At June 30, 2014 and December 31, 2013, Omagine had unpaid accrued officer’s compensation due to its Vice-President of $171,575 and $163,575, respectively.

For the six months ended June 30, 2014 and for the year ended December 31, 2013, Omagine partially paid and partially accrued officers’ compensation to its Controller on the basis of an annual salary of $80,000. At June 30, 2014 and December 31, 2013, Omagine had unpaid accrued officers’ compensation due to its Controller of $165,883 and $165,883, respectively.

Contingent Fee Payment Obligation

Depending on the prevailing circumstances after the signing of the DA, LLC may execute an agreement with Michael Baker Corporation ("Baker") to hire Baker as its Program Manager and Project Manager (the potential “PM Contract”). Omagine has employed Baker to provide design and engineering services through the feasibility and engineering study phases of the Omagine Project. As part of its compensation agreement with Baker, Omagine agreed that when and if LLC signs a DA with the Government of Oman, then, and only then, Omagine would be obligated to pay Baker the sum of $72,000 (the “Contingent Fee”). The Contingent Fee is not due or owing to Baker unless and until LLC signs the DA with the Government of Oman but the payment to Baker of the Contingent Fee is not conditional upon the execution of the PM Contract.

Equity Financing Agreements

Omagine, Inc. and YA were parties to a Stand-By Equity Distribution Agreement (the “SEDA”) which was due to expire on September 1, 2014 (See Note 11- Subsequent Events).

On April 22, 2014, Omagine and YA entered into a new Standby Equity Distribution Agreement on generally the same terms and conditions as the SEDA (the ”2014 SEDA“). Unless earlier terminated in accordance with its terms, the 2014 SEDA shall terminate automatically on the earlier of (i) the first day of the month next following the 24-month anniversary of the “Effective Date” (as hereinafter defined), or (ii) the date on which YA shall have made payment to Omagine of Advances pursuant to the 2014 SEDA in the aggregate amount of $5,000,000. In satisfaction of a $150,000 commitment fee due pursuant to the 2014 SEDA, on April 22, 2014 Omagine issued 85,822 restricted Common Shares to YA Global II SPV, LLC, an affiliate of YA (See Note 6).

Pursuant to the terms of the 2014 SEDA, Omagine may in its sole discretion, and upon giving written notice to YA (an "Advance Notice"), periodically sell Common Shares to YA (“Shares”) at a per Share price (“Purchase Price”) equal to 95% of the lowest daily volume weighted average price (the “VWAP”) for a Common Share as quoted by Bloomberg, L.P. during the five (5) consecutive Trading Days (as such term is defined in the 2014 SEDA) immediately subsequent to the date of the relevant Advance Notice (the “Pricing Period”).

Omagine is not obligated to sell any Shares to YA but may, over the term of the 2014 SEDA and in its sole discretion, sell to YA that number of Shares valued at the Purchase Price from time to time in effect that equals up to five million dollars ($5,000,000) in the aggregate. YA is obligated under the 2014 SEDA to purchase such Shares from Omagine subject to certain conditions including (i) Omagine. filing a registration statement with the SEC to register the resale by YA of the Shares sold to YA under the 2014 SEDA (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective (the date of such declaration by the SEC being the “Effective Date”), (iii) Omagine certifying to YA at the time of each Advance Notice that Omagine has performed all covenants and agreements to be performed and has complied with all obligations and conditions contained in the 2014 SEDA, (iv) periodic sales of Shares to YA must be separated by a time period of at least five Trading Days, and (v) the dollar value of any individual periodic sale of Shares designated by Omagine. in any Advance Notice may not exceed the greater of (a) two hundred thousand dollars ($200,000), or (b) the average of the "Daily Value Traded" for each of the five (5) Trading Days immediately preceding the date of the relevant Advance Notice where Daily Value Traded is the product obtained by multiplying the number representing the daily trading volume of Common Shares for such Trading Day by the VWAP for a Common Share on such Trading Day.

Omagine Project

LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman just west of the capital city of Muscat and nearby Muscat International Airport (the “Omagine Site”). The Company is awaiting the signing of a Development Agreement between LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

Omagine and JOL organized LLC in Oman and capitalized it with an initial investment of twenty thousand (20,000) Omani Rials ($52,000). Subsequently, Omagine, JOL and the New Investors entered into a shareholder agreement relating to LLC (the “Shareholder Agreement”).

Pursuant to the Shareholder Agreement, Omagine invested an additional 70,000 Omani Rials ($182,000) into LLC and agreed to make a further additional investment into LLC of 210,000 Omani Rials ($546,000) after the execution of the DA (the “OMAG Final Equity Investment). As of June 30, 2014, Omagine has (a) invested 90,000 Omani Rials ($234,000) into LLC, and (b) made an aggregate of 50,000 Omani Rials ($130,000) of cash advances to LLC against the OMAG Final Equity Investment (See Note 11- Subsequent Events).

Further pursuant to the Shareholder Agreement, the New Investors invested an aggregate of 60,000 Omani Rials ($156,000) into LLC and agreed, subject to certain conditions precedent, to make further additional investments into LLC in the aggregate amount of 26,628,125 Omani Rials ($69,233,125). Additionally pursuant to the Shareholder Agreement, RCA agreed to invest the Omagine Site as a non-cash “payment-in-kind” capital contribution to LLC (the “PIK”). The PIK represents the value of the land previously owned by His Majesty Sultan Qaboos bin Said, the ruler of Oman, which His Majesty transferred to MOT on condition it be used for development of the Omagine Project. The value of the PIK will be determined by appraisal after the DA is signed.

NOTE 9 – COMMITMENTS AND CONTINGENTCIES

Leases

The Company leases its executive office in New York, NY under a lease which was extended in March 2013 and now expires on December 31, 2015. Omagine LLC leases office space in Muscat, Oman from an unaffiliated third party under a one year prepaid lease commencing in January 2014 and providing for an annual rental of $35,880. Rent expense for the years ended December 31, 2013 and 2012 was $146,897 and $123,978 respectively.

The extended lease on the Company’s executive office in New York provides for payment to the landlord for escalation in real estate taxes above the base period and for an allocated share of electricity usage. It also required the Company to increase the security deposit under the lease from $12,154 to $29,300.

At December 31, 2013, the future annual minimum lease payments required to be made under non-cancelable operating leases were as follows:

2014	$102,878
2015	102,878
Total	$205,756

Employment Agreements

The Company presently has no employment agreements with any person.

Pursuant to a prior employment agreement with the Company, Omagine was obligated to employ its President and Chief Executive Officer at an annual base salary of $125,000 plus an additional amount based on a combination of net sales and earnings before taxes. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual, although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2013 and 2012, the Company has continued to accrue salary payable to its President on the basis of an annual salary of $125,000. At December 31, 2013 and 2012, unpaid accrued officer’s compensation due to this Company officer was $398,154 and $273,154 respectively. During the year ended December 31, 2012, an aggregate of $403,413 ($155,921 of accrued but unpaid officer’s compensation due to this Company officer and $247,492 of principal and interest owed by the Company to this individual pursuant to a promissory note) was offset and utilized by this individual for the exercise of 322,730 Rights to purchase 322,730 shares of the Company’s Common Stock at $1.25 per share.

Pursuant to a prior employment agreement with the Company, Omagine was obligated to employ its Vice-President and Secretary at an annual base salary of $100,000. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2013 and 2012, the Company partially paid and partially accrued officer’s compensation of $100,000 due in each such year to its Vice President and Secretary. At December 31, 2013 and 2012, unpaid accrued officer’s compensation due to this Company officer was $163,575 and $145,658 respectively. During the year ended December 31, 2012, an aggregate of $63,088 ($11,591 of accrued but unpaid officer’s compensation due to this Company officer and $51,497 of principal and interest owed by the Company to this individual pursuant to a promissory note) was offset and utilized by this individual for the exercise of 50,470 Rights to purchase 50,470 shares of the Company’s Common Stock at $1.25 per share.

For the years ended December 31, 2013 and 2012, the Company partially paid and partially accrued officer’s compensation of $80,000 due in each such year to its Controller and Principal Accounting Officer. At December 31, 2013 and 2012, unpaid accrued officer’s compensation due to this Company officer was $165,883 and $102,550 respectively. During the year ended December 31, 2012, $31,250 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized by this individual for the exercise of 25,000 Rights to purchase 25,000 shares of the Company’s Common Stock at $1.25 per share.

Contingent Fee Payment Obligation

The Company presently anticipates that soon after the signing of the Development Agreement (“DA”), Omagine LLC will execute an agreement with Michael Baker Corp. ("Baker") to hire Baker as its Program Manager and Project Manager (the “PM Contract”). The Company has employed Baker to provide design and engineering services through the feasibility and engineering study phases of the Omagine Project. As part of its compensation agreement with Baker, the Company agreed that when and if Omagine LLC signs a DA with the Government of Oman, then, and only then, the Company would be obligated to pay Baker the sum of $72,000 (the “Contingent Fee”). The Contingent Fee will never be due or owing to Baker if Omagine LLC fails to sign the DA with the Government but the Contingent Fee will be due and owing to Baker from the Company irrespective of whether or not Omagine LLC and Baker execute the PM Contract.

Equity Financing Agreements

On May 4, 2011, Omagine and an investment fund, YA Global Master SPV Ltd. (“YA”), entered into a two year Stand-By Equity Distribution Agreement which was amended on June 21, 2011 (the “SEDA”). Omagine issued 244,216 restricted shares of its Common Stock to YA in satisfaction of $300,000 of commitment fees due to YA pursuant to the SEDA. The SEDA was originally scheduled to expire on September 1, 2013 but, as of July 26, 2013, it was amended by the parties without any further commitment fee to extend it for one year. The SEDA now expires on September 1, 2014. Pursuant to the terms of the SEDA, Omagine may, in its sole discretion and upon giving written notice to YA (an “Advance Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive Trading Days (as such term is defined in the SEDA) immediately following such Advance Notice (the “Pricing Period”). Omagine is not obligated to sell any Shares to YA but may, over the term of the SEDA and in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equals up to $10,000,000 in the aggregate. YA is obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the resale by YA of the Shares sold to YA under the SEDA (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA must be separated by a time period equal to five Trading Days, and (iv) the dollar value of any individual periodic sale of Shares designated by Omagine in any Advance Notice may not exceed the greater of (a) two hundred thousand dollars ($200,000), or (b) the average of the “Daily Value Traded” for each of the five (5) Trading Days immediately preceding the date of the relevant Advance Notice where Daily Value Traded is the product obtained by multiplying the number representing the daily trading volume of shares of the Common Stock for such Trading Day by the closing bid price for a share of Common Stock on such Trading Day. The Registration Statement filed by Omagine was declared effective by the SEC as of August 24, 2011 and its effective status expired on May 25, 2012. Omagine filed an amendment to the Registration Statement with the SEC to continue to make sales of Shares to YA available to it pursuant to the SEDA and on April 25, 2013 the SEC declared such Registration Statement effective. Omagine filed an amendment to the Registration Statement with the SEC on August 8, 2013 to reflect the one year extension of the SEDA and on August 15, 2013 the SEC declared such Registration Statement effective.

Omagine Project

Omagine LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing of a Development Agreement between LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

Omagine, Inc. and JOL organized Omagine LLC in Oman with an initial cash capital of twenty thousand (20,000) Omani Rials (equivalent to approximately $52,000). Subsequently, Omagine, Inc., JOL and three new investors (the “New Investors”) entered into an agreement relating to Omagine LLC (the “Shareholder Agreement”). Pursuant to the Shareholder Agreement, Omagine, Inc. made an additional cash capital contribution of 70,000 Omani Rials (equivalent to approximately $182,000) into Omagine LLC and agreed to make a further additional cash capital contribution (the “OMAG Final Equity Investment”) to Omagine LLC after the execution of the Development Agreement and before the “Financing Agreement Date” (as that term is defined in the Shareholder Agreement) of 210,000 Omani Rials (equivalent to approximately $546,000). As of December 31, 2013 Omagine, Inc. has invested 90,000 Omani Rials (equivalent to approximately $234,000) into Omagine LLC and has made cash advances of 15,000 Omani Rials (equivalent to approximately $39,000) to Omagine LLC against the OMAG Final Equity Investment (See Note 11- Subsequent Events).

Further pursuant to the Shareholder Agreement, the New Investors, in exchange for a 40% share ownership of Omagine LLC, made initial cash capital contributions to Omagine LLC totaling 60,000 Omani Rials (equivalent to approximately $156,000) and agreed to make additional cash capital contributions to Omagine LLC at the Financing Agreement Date of 26,628,125 Omani Rials (equivalent to approximately $69,233,125). In addition one of the New Investors agreed to make a non-cash capital contribution to Omagine LLC. The amount of such “payment-in-kind” non-cash capital contribution is yet to be determined and will represent the value of the land constituting the Omagine Site which such investor previously owned and has made available to Omagine LLC for development of the Omagine Project.